Goodwill and intangible assets (Detail 3) $ in Millions	Dec. 31, 2022 USD ($)
Entity [Table]
2022	$ 26
2023	24
2024	23
2025	23
2026	22
Thereafter	104
Not amortized due to indefinite useful life	2
Total	224
UBS AG
Entity [Table]
2022	26
2023	24
2024	23
2025	23
2026	22
Thereafter	104
Not amortized due to indefinite useful life	2
Total	$ 224